UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Operations LLC
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Address            711 Fifth Avenue
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                   New York, New York 10022
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Form 13F File Number:      028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
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Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        October 29, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             NAME
28-11378                         Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               14

Form 13F Information Table Value Total:                      $14,105,104
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

NONE

           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION    CLASS

EXPEDIA INC DEL               COM             30212P105     4,303,800       135,000    SHS
CENTENE CORP DEL              COM             15135B101     1,728,974        80,380    SHS
BLUEFLY INC                   COM             096227103       637,000       700,000    SHS
CONVERA CORP                  CL A            211919105       390,000       100,000    SHS
CONVERA CORP                  CL A            211919105       260,001        66,667    SHS
CONVERA CORP                  CL A            211919105       117,000        30,000    SHS
DELL INC                      COM             24702R101     1,380,000        50,000    SHS
IAC INTERACTIVECORP           COM NEW         44919P300       593,400        20,000    SHS
IAC INTERACTIVECORP           COM NEW         44919P300        44,742         1,508    SHS
INFINITY PPTY & CAS CORP      COM             45665Q103       603,300        15,000    SHS
KNOT INC                      COM             499184109       637,821        30,001    SHS
NET 1 UEPS TECHNOLOGIES INC   COM NEW         64107N206       679,250        25,000    SHS
NIKE INC                      CL B            654106103     1,407,840        24,000    SHS
PLANETOUT INC                 COM             727058109     1,321,976     1,040,926    SHS


                                                         -------------
                                                           14,105,104
                                                         =============



           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

EXPEDIA INC DEL                             135,000                        135,000
CENTENE CORP DEL                             80,380                         80,380
BLUEFLY INC                                 700,000                        700,000
CONVERA CORP                                100,000                        100,000
CONVERA CORP                                 66,667                         66,667
CONVERA CORP                                 30,000                         30,000
DELL INC                                     50,000                         50,000
IAC INTERACTIVECORP                          20,000                         20,000
IAC INTERACTIVECORP                           1,508                          1,508
INFINITY PPTY & CAS CORP                     15,000                         15,000
KNOT INC                                     30,001                         30,001
NET 1 UEPS TECHNOLOGIES INC                  25,000                         25,000
NIKE INC                                     24,000                         24,000
PLANETOUT INC                             1,040,926                      1,040,926


